INCOME TAXES (Details 1) (USD $)	Feb. 28, 2014	Feb. 28, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 26,473,022	$ 21,529,307
Tax credit carryforwards	307,657	307,657
Stock-based compensation	2,428,865	2,028,017
Property and equipment	302,854	279,953
Trade accounts receivable	163,644	104,538
Other	536,073	236,094
Total deferred tax assets	30,212,115	24,485,566
Less: valuation allowance	(29,690,511)	(21,848,032)
Net deferred tax assets	521,604	2,637,534
Deferred tax liabilities:
Intangible assets	(3,881,586)	(6,155,186)
Other	(16,401)
Net deferred tax assets/(liabilities)	$ (3,376,383)	$ (3,517,652)